Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	70.00%	70.00%
Percentage of total plan assets	71.00%	72.00%
Percentage of total benefit expense	75.00%	82.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	15.00%	14.00%
Percentage of total plan assets	9.00%	9.00%
Percentage of total benefit expense	22.00%	16.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	15.00%	16.00%
Percentage of total plan assets	20.00%	19.00%
Percentage of total benefit expense	3.00%	2.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	54.00%	58.00%
Percentage of total plan assets	1.00%	16.00%
Percentage of total benefit expense	40.00%	39.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	46.00%	42.00%
Percentage of total plan assets	99.00%	84.00%
Percentage of total benefit expense	60.00%	61.00%